SHARE-BASED COMPENSATION (Schedule of option activity related to options granted to employees) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Number of options
Options outstanding at beginning of period	191,892
Options granted	903
Options forfeited and expired	(2,901)
Options outstanding at end of period	189,894
Options exercisable at end of period	73,560
Weighted average exercise price
Options outstanding at beginning of period	$ 35.35
Options granted	2.82
Options forfeited and expired	158.58
Options outstanding at end of period	33.31
Options exercisable at end of period	$ 58.77
Weighted average remaining contractual life
Options outstanding	8 years 7 months 13 days	8 years 7 months 2 days
Options exercisable at end of period	7 years 10 months 2 days